Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings/(loss) attributable to BHP shareholders
Continuing operations	$ 6,652	$ 6,375	$ (539)
Total	$ 3,705	$ 5,890	$ (6,385)
Weighted average number of shares
Basic	5,323	5,323	5,322
Diluted	5,337	5,336	5,322
Basic earnings/(loss) per ordinary share
Continuing operations	$ 1.250	$ 1.198	$ (0.102)
Total	0.696	1.107	(1.200)
Diluted earnings/(loss) per ordinary share
Continuing operations	1.246	1.195	(0.102)
Total	$ 0.694	$ 1.104	$ (1.200)